JPMorgan Institutional Tax Free Money Market Fund Expense Example - IM Shares [Member] - JPMorgan Institutional Tax Free Money Market Fund - IM	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179